Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accrued Liabilities and Other Payables
Customer deposits on NetEase Pay accounts	¥ 1,911,841		¥ 1,539,417
Marketing expenses and promotion materials	1,440,661		1,672,096
Accrued fixed assets related payables	340,725		304,379
Server and bandwidth service fees	150,614		110,786
Accrued revenue sharing	729,688		578,940
Content cost	1,293,598		403,402
Professional fees and technical charges	491,895		209,123
Accrued freight and warehousing charge	61,611		47,524
Administrative expenses and other staff related cost	293,693		69,849
Others	292,493		357,258
Total accrued liabilities and other payables	¥ 7,006,819	$ 1,073,843	¥ 5,292,774